Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance (in Dollars)	$ 12,881	$ 13,049
Prepaid expenses and other current assets, net of allowance (in Dollars)	$ 11,383	$ 11,327
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized
Ordinary shares, shares issued	57,182,633	10,209,481
Ordinary shares, shares outstanding	57,182,633	10,209,481